Investment Strategy	Jul. 07, 2026
TrueShares Patriot Defense ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in defense companies, which the Fund defines as companies included in the Global Industry Classification Standard aerospace & defense industry. The aerospace and defense industry includes manufacturers of civil or military aerospace and defense equipment, parts, or products, such as defense electronics and space equipment. The Fund typically invests in the equity securities of defense companies, which includes common stock, American Depositary Receipts (“ADRs”), and ETFs that primarily invest in any of the preceding.

The portfolio is constructed at the discretion of the Adviser. In constructing the Fund's portfolio, the Adviser applies a proprietary screening process to identify potential investments. The Adviser evaluates a variety of factors, including but limited to, a company's domicile, industry/sector classification, market capitalization, average daily trading volume, and composition of revenue sources. The Fund may invest in companies without restriction as to market capitalization, and the Adviser generally determines weightings by market capitalization relative to other companies in the portfolio. Weightings of positions may be adjusted at any time at the discretion of the Adviser.

The Fund concentrates (i.e., invest more than 25% of its total assets) its investments in the aerospace and defense industry.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended, which means that the Fund may invest a higher percentage of its assets in a fewer number of issuers than is permissible for a “diversified” fund.

Folds of Honor

The Adviser contributes 100% of the profit derived from its management of the Fund to the Folds of Honor Foundation, a charity focused on providing scholarships to families of veterans. Folds of Honor is a 501(c)(3) non-profit organization, rated “4-star” by Charity Navigator and platinum by GuideStar, that provides educational scholarships to the families of military men and women who have fallen or been disabled while on active duty in the United States armed forces. Since 2007, a cumulative average ratio of 91% of every dollar raised by Folds of Honor has been contributed to its scholarship program, which has awarded approximately 73,000 in educational scholarships.

Impact Investing

The Adviser provides an alternative approach to charity and seeks to deliver true impact investing. While “Impact Investing” can mean many things, the application of the term here is about delivering real dollars to a charity that directly supports education for the children and families of U.S. service members who were disabled or killed in action. To the extent the Adviser earns a profit from managing the Fund, the Adviser will deliver real world benefits to those in need.

Strategy Portfolio Concentration [Text]	The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in defense companies, which the Fund defines as companies included in the Global Industry Classification Standard aerospace & defense industry.
RiverNorth Market Neutral ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund (“ETF”) that seeks to achieve its investment objective by pursuing a market neutral strategy designed to generate positive returns during rising and falling equity markets (i.e., regardless of overall market direction). The Fund implements this market neutral strategy by seeking returns driven by the unique characteristics of its investments or pricing differences between related products, rather than the direction of the broader equity market. Those returns are designed to be uncorrelated with the broader equity market. The Fund invests in a wide range of investments, including pre-merger special purpose acquisition companies (“SPACs”) and their rights and warrants, equities, American Depository Receipts (“ADRs”), US equity and fixed income exchange traded futures and ETFs, exchange traded options (including FLEX options), and corporate bonds. It may also use total return swaps, credit default swaps, and/or interest rate swaps to obtain exposure efficiently and to manage risk.

A SPAC is a “blank check” company with no commercial operations that is designed to raise capital via an initial public offering (“IPO”) for the purpose of engaging in a merger, acquisition, reorganization, or similar business merger with one or more operating companies. Pre-Merger SPACs are SPACs that are either seeking a target for a merger or have not yet completed a merger with an identified target. All Pre-Merger SPACs (U.S. and non-U.S.) are eligible for the Fund’s portfolio. RiverNorth Capital Management, LLC (the “Sub-Adviser”), the Fund’s investment sub-adviser, evaluates sponsors of the Pre-Merger SPACs based on the team’s strategy, experience, deal flow, and demonstrated track record, and assesses each Pre-Merger SPAC’s market value relative to the Fund’s share value. To limit equity market exposure, the Fund typically does not hold SPAC common stock past the point at which it can redeem shares for their pro rata share of trust assets. Instead, prior to the completion of a merger, the Sub-Adviser sells the SPAC’s shares if they are trading at a premium relative to the trust collateral or tender out of the shares using the Fund’s redemption rights. The Fund may, however, retain SPAC warrants after a merger if the Sub-Adviser believes they offer appropriate value.

The Fund invests without restriction as to the maturity or credit quality of any individual debt instrument, including investment grade debt instruments and business development company (“BDC”) debt instruments. The Fund defines investment grade debt as that rated BBB- or higher by S&P Global Ratings or similarly by another nationally recognized statistical rating organization, or, if unrated, determined by the Sub-Adviser to be of equivalent quality. BDC debt is generally below investment grade quality (commonly referred to as “junk bonds”). The Fund defines junk bonds as those rated below Baa3 by Moody’s Investors Service or below BBB- by S&P Global Ratings, or, if unrated, determined by the Sub-Adviser to be of similar credit quality. The Sub-Adviser selects debt instruments to maximize the portfolio’s yield while accounting for credit quality. The debt investments provide income and diversification benefits that reduce overall portfolio correlation to equity markets.

A component of the Fund’s market neutral strategy involves basis trades. The Sub-Adviser evaluates the relative valuations of ETFs and related futures contracts, and foreign equities and ADRs, to identify price discrepancies. In the event pricing discrepancies exist, the Fund may execute basis trade(s) to exploit the mispricing. A basis trade is a market neutral position that attempts to capture a price discrepancy between two related assets by simultaneously taking a long position in one and a short position in the other, thereby hedging against broader market movements. For example, the Fund may invest long in a US large cap equity ETF and sell short futures positions in a highly correlated US large cap equity index. Similarly, the Fund may invest in the equities of foreign issuers and ADRs on securities of the same foreign issuer, aiming to profit from any price discrepancy between the securities of the same issuer while remaining neutral to underlying market direction.

The Fund may employ an option box spread strategy. These trades allow the Fund, under certain market conditions, to lock in a spread above the risk-free interest rate by buying and selling specific option contracts. The return potential is driven by the relative option prices, not the movement of the equity market itself. While gains from options are capital gains, this options strategy is commonly referred to as an income producer. A box spread is a four-part, same expiration date, option portfolio with a maturity payout that does not vary and is considered a form of synthetic money market instrument.

The Sub-Adviser is responsible for the day-to-day management of the Fund, subject to the oversight of TrueMark Investments, LLC (the “Adviser”), the Fund’s investment adviser. In selecting investments for the Fund, the Sub-Adviser has wide latitude to allocate assets across the different types of investments. The Sub-Adviser applies quantitative and qualitative analyses, including fundamental and technical analyses, to assess the investment opportunities across the securities markets. The Fund selects investments with greatest risk/reward potential.

In seeking to achieve the Fund’s investment objective, the Sub-Adviser monitors the Fund’s portfolio and adjust positions at least quarterly based on changes in expectations of the investments or the availability of better alternatives. As a result, the percentages allocated to various types of investments and sectors may vary significantly over time.

When using various derivatives, the Fund is required to post collateral to assure its performance to the counterparty. The Fund holds cash and cash-like instruments or high-quality short term fixed income securities (collectively, “Collateral”). The Collateral may consist of (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) fixed income ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality. The Fund considers an unrated security to be of comparable quality to a security rated investment grade if it believes it has a similar low risk of default.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.

TrueShares Eagle Global Next Gen Power Infrastructure ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that invests, under market conditions, at least 80% of its net assets, plus borrowings for investment purposes, in companies focused on Next Gen Power Infrastructure. The Fund considers a company focused on “Next Gen Power Infrastructure” if it derives at least 50% of its revenues or profits from the development, operation, ownership, financing, or maintenance of assets, systems, and/or services that support the generation, production, transmission, distribution, storage, management, or sale of next gen power (e.g., solar, wind, biofuels, natural gas, hydro, nuclear, and geothermal). The Fund also considers a company focused on “Next Gen Power Infrastructure” if it has demonstrated a significant commitment to transitioning toward or investing in Next Gen Power Infrastructure.

The goal of the Fund is to identify and invest in innovative, renewable, or scalable solutions to meet the burgeoning power demands of industries across the globe. The Next Gen Power Infrastructure companies in which the Fund invests may range from small- to large-capitalization companies. The Fund’s investments include equity securities of domestic and foreign Next Gen Power Infrastructure companies, as well as American Depository Receipts (“ADRs”) and Global Depository Receipts (“GDRs”) of Next Gen Power Infrastructure companies.

Eagle Global Advisors, LLC (the “Sub-Adviser”), the Fund’s investment sub-adviser, selects investments for the Fund’s portfolio from a universe of Next Gen Power Infrastructure companies by utilizing a fundamentally-driven investment process which includes the analysis of global macro-economic and geo-political factors, fundamental company analysis, internal valuation methods, and the projected rate of return from the investment given its expected level of risk.

The Sub-Adviser may sell a security when it no longer meets the criteria for inclusion in the Fund’s investment universe, when the security has not met or exceeded its projected rate of return or when a more attractive investment becomes available.

The Fund is non-diversified and therefore may invest a larger percentage of its assets in the securities of a single issuer or smaller number of issuers than diversified funds. The Fund concentrates (i.e., hold more than 25% of its total assets) in the securities of companies in the Utilities Industry Group within the Utilities Sector, as classified by the Global Industry Classification Standard.

Under normal market conditions, the Fund invests at least 40% of its assets in the securities of issuers that are tied economically to a number of countries throughout the world, excluding the United States.

The Fund anticipates significant investment exposure to Next Gen Power Infrastructure Companies, the securities of which are issued and listed in Europe.

Strategy Portfolio Concentration [Text]	The Fund is an actively managed exchange-traded fund (“ETF”) that invests, under market conditions, at least 80% of its net assets, plus borrowings for investment purposes, in companies focused on Next Gen Power Infrastructure.